LEASES - Schedule of Rent Expense and Rental Income (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 23, 2019	Feb. 24, 2018
Leases [Abstract]
Minimum rent	$ 853.5	$ 831.6
Contingent rent	10.3	12.0
Total rent expense	863.8	843.6
Tenant rental income	(107.2)	(98.8)
Total rent expense, net of tenant rental income	$ 756.6	$ 744.8